Premiums and Reinsurance Information	12 Months Ended
Dec. 31, 2024
Reinsurance Disclosures [Abstract]
PREMIUMS AND REINSURANCE INFORMATION	PREMIUMS AND REINSURANCE INFORMATION
The Group purchases reinsurance as part of its risk mitigation program. Reinsurance ceded is placed on both a proportional and non–proportional basis. The proportional reinsurance is quota–share reinsurance which is taken out to reduce the overall exposure of the Group to certain classes of business. Non–proportional reinsurance is primarily excess–of–loss reinsurance designed to mitigate the Group’s net exposure to catastrophe losses and large claims. Retention limits for the excess–of–loss reinsurance vary by class of business. Also, a significant portion of the reinsurance is affected under the facultative reinsurance contracts to cover a single risk exposure.
The following table sets forth the effect of reinsurance activity on written and earned premiums and on net loss and loss adjustment expenses:

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Written premiums:
Direct	$335,134	$348,418	$301,291
Assumed	365,012	340,260	280,692
Ceded	(210,597)	(191,465)	(189,158)
Net	$489,549	$497,213	$392,825

Earned premiums:
Direct	$329,446	$321,556	$284,436
Assumed	348,981	313,458	272,067
Ceded	(195,297)	(187,862)	(180,112)
Net	$483,130	$447,152	$376,391

Loss and loss adjustment expense:
Direct	$173,353	$141,092	$112,078
Assumed	119,444	122,688	123,128
Ceded	(76,685)	(74,693)	(77,644)
Net	$216,112	$189,087	$157,562